Operating Lease - Maturity of Lease Liability (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
2019	$ 2,304
2020	3,452
2021	2,288
2022	1,223
2023	491
Thereafter	2,462
Total operating lease liabilities on June 30, 2019	$ 12,220